UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2011
                                                ------------------

Check here if Amendment ; Amendment Number:
     This Amendment (Check only one.);  [  ] is a restatement.
[  ]                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                   University of Notre Dame du Lac
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Address:                Investment Office
                        -----------------
                        Eddy Street Commons at Notre Dame
                        ---------------------------------
                        1251 N. Eddy Street, Suite 400
                        ------------------------------
                        South Bend, IN  46617-1403
                        --------------------------

Form 13F File Number:              28-13336
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Scott C. Malpass
          -----------------
Title:    Vice President and Chief Investment Officer
          -------------------------------------------
Phone:    (574) 631-6593
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Signature, Place, and Date of Signing:

/s/ Scott C. Malpass                South Bend, Indiana         10/24/2011
--------------------------        -----------------------       ------------
      [Signature]                      [City, State]                [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager:  NONE

                             FORM 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:                        0
                                                    -----------
Form 13F Information Table Entry Total:                   1
                                                    -----------
Form 13F Information Table Value Total:             $ 2,399
                                                    -----------
                                                       (thousands)


List of Other Included Managers: NONE


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                                     FORM 13F INFORMATION TABLE


Column 1             Column 2          Column 3    Column 4           Column 5         Column 6       Column 7           Column 8
-----------------------------------------------------------------------------------------------------------------------------------
                                                    Value    Shrs or Prn     Sh/  Put/  Investment    Other       Voting Authority
Name of Issuer      Title of Class     CUSIP      (X$1000)     Amt           Prn  Call  Discretion   Managers
                                                                                                              Sole    Shared   None
-----------------------------------------------------------------------------------------------------------------------------------

VANGUARD INTL      EMR MKT            922042858      1,977          55,178   SH         Sole                  55,178
EQUITY INDEX F     ETF

VANGUARD INDEX     REIT               922908553       422            8,304   SH         Sole                   8,304
FDS
